Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Disaggregation of Revenue [Line Items]
Revenues	¥ 2,556,856	$ 401,226	¥ 3,810,660	¥ 2,850,724
Transaction prices allocated to the remaining performance obligations	¥ 826				$ 130
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Disaggregation of Revenue [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	1 year				1 year
Product revenues | Revenues recognized at a point in time
Disaggregation of Revenue [Line Items]
Revenues	¥ 2,429,535	381,247	3,572,192	2,609,922
Service revenues | Revenues recognized at a point in time
Disaggregation of Revenue [Line Items]
Revenues	17,607	2,762		75,641
Service revenues | Revenues recognized over time
Disaggregation of Revenue [Line Items]
Revenues	¥ 109,714	$ 17,217	¥ 238,468	¥ 165,161